General and administrative ("G&A") expenses - Disclosure of detailed information about general and administrative expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Selling, general and administrative expense [abstract]
Wages, benefits and consulting	$ (8,004)	$ (6,276)
Office, rent and administration	(1,431)	(1,316)
Professional and legal	(1,325)	(458)
Share-based compensation	(6,874)	(6,164)
Travel, marketing, investor relations and regulatory	(944)	(929)
Depreciation	(134)	(143)
Withholding taxes	(1,310)	0
Total G&A expense	$ (20,022)	$ (15,286)